MARKETABLE SECURITIES (Details Narrative) - CAD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Carlyle Commodities Corp. Shares [Member]
Statement [Line Items]
Change of fair value adjustment	$ (13,131)	$ (4,752)
Shares/Warrants held	550,000
Fair value	$ 8,955		$ 22,086
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants held	550,000